Financial instruments and risk management (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of net borrowings interest rate profile
The group's net borrowings interest rate profile as at 30 June 2020 and 2019 is as follows:

	2020		2019 (reclassification)
	£ million	%	£ million	%
Fixed rate	9,213	70	6,181	55
Floating rate(i)	3,746	28	5,071	45
Impact of financial derivatives and fair value adjustments	(183)	(1)	(103)	(1)
Lease liabilities(ii)	470	3	128	1
Net borrowings	13,246	100	11,277	100

(i)	The floating rate portion of net borrowings includes cash and cash equivalents, collaterals, floating rate loans and bonds and bank overdrafts.

(ii)
At 30 June 2019 the group reported lease liabilities of £128 million in respect of leases that met the criteria of ‘finance leases’ under IAS 17 - Leases,  in the floating rate categorisation. As at 30 June 2020 Lease liabilities are disclosed separately.

Schedule of average monthly net borrowings and effective interest rate
The table below sets out the average monthly net borrowings and effective interest rate:

Average monthly net borrowings			Effective interest rate
2020 £ million	2019 £ million	2018 £ million	2020%	2019%	2018%
12,708	10,393	9,063	2.6	2.4	2.6

(1)
For this calculation, net interest charge excludes fair value adjustments to derivative financial instruments and borrowings and average monthly net borrowings includes the impact of interest rate swaps that are no longer in a hedge relationship but excludes the market value adjustment for cross currency interest rate swaps.

Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts
The sensitivity analysis estimates the impact of changes in interest and foreign exchange rates. All hedges are expected to be highly effective for this analysis and it considers the impact of all financial instruments including financial derivatives, cash and cash equivalents, borrowings and other financial assets and liabilities. The results of the sensitivity analysis should not be considered as projections of likely future events, gains or losses as actual results in the future may differ materially due to developments in the global financial markets which may cause fluctuations in interest and exchange rates to vary from the hypothetical amounts disclosed in the table below.

	Impact on income statement gain/(loss)		Impact on consolidated comprehensive income gain/(loss)(i) (ii)
		2019		2019
	2020	(restated(iii))	2020	(restated(iii))
	£ million	£ million	£ million	£ million
0.5% decrease in interest rates	19	27	45	40
0.5% increase in interest rates	(19)	(27)	(43)	(39)
10% weakening of sterling	(26)	(17)	(1,384)	(1,001)
10% strengthening of sterling	22	14	1,132	805

(i)	The impact on foreign currency borrowings and derivatives in net investment hedges is largely offset by the foreign exchange difference arising on the translation of net investments.

(ii)	The impact on the consolidated statement of comprehensive income includes the impact on the income statement.

(iii)	The year ended 30 June 2019 has been restated to reflect the increase or decrease of 0.5% in market interest rates from the rates applicable at 30 June 2019.

Schedule of contractual cash flows
Contractual cash flows

	Due within 1 year £ million	Due between 1 and 3 years £ million	Due between 3 and 5 years £ million	Due after 5 years £ million	Total £ million	Carrying amount at balance sheet date £ million
2020
Borrowings(i)	(1,994)	(2,980)	(3,080)	(8,615)	(16,669)	(16,785)
Interest on borrowings(i)(iii)	(466)	(669)	(541)	(1,741)	(3,417)	(148)
Lease capital repayments	(106)	(135)	(71)	(158)	(470)	(470)
Lease future interest payments	(9)	(13)	(9)	(31)	(62)	—
Trade and other financial liabilities(ii)	(2,833)	(127)	(48)	(35)	(3,043)	(3,006)
Non-derivative financial liabilities	(5,408)	(3,924)	(3,749)	(10,580)	(23,661)	(20,409)
Cross currency swaps (gross)
Receivable	65	902	89	1,506	2,562	—
Payable	(41)	(824)	(56)	(1,014)	(1,935)	—
Other derivative instruments (net)	21	89	45	19	174	—
Derivative instruments(iii)	45	167	78	511	801	610
2019
Borrowings(i)	(1,957)	(2,942)	(2,845)	(4,748)	(12,492)	(12,555)
Interest on borrowings(i)(iii)	(363)	(489)	(368)	(1,362)	(2,582)	(124)
Finance lease capital repayments(iv)	(43)	(43)	(33)	(9)	(128)	(128)
Finance lease future interest payments(iv)	(5)	(7)	(3)	—	(15)	—
Trade and other financial liabilities(ii)	(3,305)	(233)	(3)	(11)	(3,552)	(3,524)
Non-derivative financial liabilities	(5,673)	(3,714)	(3,252)	(6,130)	(18,769)	(16,331)
Cross currency swaps (gross)
Receivable	63	125	854	1,503	2,545	—
Payable	(41)	(82)	(811)	(1,042)	(1,976)	—
Other derivative instruments (net)	70	27	30	18	145	—
Derivative instruments(iii)	92	70	73	479	714	400

(i)	For the purpose of these tables above, borrowings are defined as gross borrowings excluding lease liabilities and fair value of derivative instruments as disclosed in note 16.

(ii)	Primarily consists of trade and other payables that meet the definition of financial liabilities under IAS 32.

(iii)	Carrying amount of interest on borrowings, interest on derivatives and interest on other payable is included within interest payable in note 14.

(iv)	For the year ended 30 June 2019 lease liabilities only include liabilities that met the criteria of 'finance leases' under IAS 17 - Leases.

Schedule of available undrawn committed bank facilities
The group had available undrawn committed bank facilities as follows:

	2020 £ million	2019 £ million
Expiring within one year(i)	2,439	—
Expiring between one and two years	610	—
Expiring after two years	2,236	2,756
	5,285	2,756

(i)    Diageo has the rights to extend £813 million of the committed facilities expiring within one year to May 2022.

Schedule of financial assets and liabilities measured at fair value
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	2020 £ million	2019 £ million
Derivative assets	758	531
Derivative liabilities	(145)	(129)
Valuation techniques based on observable market input (Level 2)	613	402
Financial assets - other	116	86
Financial liabilities - other	(416)	(401)
Valuation techniques based on unobservable market input (Level 3)	(300)	(315)

Schedule of movements in level 3 measured on recurring basis
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses(i)	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	2020	2020	2019	2019
	£ million	£ million	£ million	£ million
At the beginning of the year	(174)	(227)	(164)	(188)
Net losses included in the income statement	(6)	(24)	(8)	(25)
Net losses included in exchange in other comprehensive income	(5)	(5)	(8)	(8)
Net gains/(losses) included in retained earnings	9	—	(3)	—
Additions	—	(42)	—	(15)
Settlement of liabilities	9	49	9	9
At the end of the year	(167)	(249)	(174)	(227)

(i) Included in the balance at 30 June 2020 is £173 million in respect of the acquisition of Casamigos (2019 - £197 million).

Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories
The notional amounts, contractual maturities and rates of the hedging instruments designated in hedging relationships as of 30 June 2020 by the main risk categories are as follows:

	Notional amounts £ million	Maturity	Range of hedged rates(i)
2020
Net investment hedges
Derivatives in net investment hedges of foreign operations	—	—	—
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	1,667	April 2023-April 2043	US dollar 1.22-1.88
Derivatives in cash flow hedge (foreign currency exchange risk)	1,428	September 2020-March 2022	US dollar 1.19-1.36, euro 1.06-1.18
Derivatives in cash flow hedge (commodity price risk)	133	July 2020 - February 2023	Corn: 3.45 - 4.04 USD/Bu Fuel Oil: 1.11 - 1.87 USD/gal
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	6,092	July 2020-April 2030	(0.01)-4.83%
2019
Net investment hedges
Derivatives in net investment hedges of foreign operations	68	July 2019	Turkish lira 7.55
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	1,614	April 2023-April 2043	US dollar 1.22-1.88
Derivatives in cash flow hedge (foreign currency exchange risk)	1,599	September 2019-February 2021	US dollar 1.28-1.47, euro 1.08-1.15
Derivatives in cash flow hedge (commodity price risk)	97	July 2019-May 2021	Wheat 148.75-171 GBP/t, Aluminium 1971-2204 USD/MT
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	4,063	May 2020-May 2028	(0.01)-3.09%

(i)    In case of derivatives in cash flow hedge (commodity price risk and foreign exchange risk) the range of the most significant contract’s hedged rates are presented.

Schedule of effectiveness and impacts of hedging relationships
The following table sets out information regarding the effectiveness of hedging relationships designated by the Group, as well as the impacts on profit or loss and other comprehensive income:

	At the beginning of the year £ million	Income statement £ million	Consolidated comprehensive income £ million	Other £ million	At the end of the year £ million
2020
Net investment hedges
Derivatives in net investment hedges of foreign operations	(1)	—	(1)	2	—
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	271	75	146	(23)	469
Derivatives in cash flow hedge (foreign currency exchange risk)	(57)	(47)	(1)	47	(58)
Derivatives in cash flow hedge (commodity price risk)	(9)	(8)	(3)	11	(9)
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	104	85	—	—	189
Fair value hedge hedged item	(103)	(86)	—	—	(189)
Instruments in fair value hedge relationship	1	(1)	—	—	—
2019
Net investment hedges
Derivatives in net investment hedges of foreign operations	(3)	—	(25)	27	(1)
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	112	82	98	(21)	271
Derivatives in cash flow hedge (foreign currency exchange risk)	(16)	(24)	(41)	24	(57)
Derivatives in cash flow hedge (commodity price risk)	—	—	(9)	—	(9)
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	(15)	119	—	—	104
Fair value hedge hedged item	17	(120)	—	—	(103)
Instruments in fair value hedge relationship	2	(1)	—	—	1

Schedule of financial assets and liabilities
The table below sets out the group’s accounting classification of each class of financial assets and liabilities:

	Fair value through income statement £ million	Fair value through other comprehensive income £ million	Assets and liabilities at amortised cost £ million	Not categorised as a financial instrument £ million	Total £ million	Current £ million	Non-current £ million
2020
Other investments and loans(i)	96	20	5	2	123	—	123
Trade and other receivables	—	—	1,784	373	2,157	2,111	46
Cash and cash equivalents	—	—	3,323	—	3,323	3,323	—
Derivatives in fair value hedge (interest rate risk)	189	—	—	—	189	—	189
Derivatives in cash flow hedge (foreign currency debt)	469	—	—	—	469	—	469
Derivatives in cash flow hedge (foreign currency exchange risk)	8	—	—	—	8	1	7
Derivatives in cash flow hedge (commodity price risk)	1	—	—	—	1	1	—
Other instruments	91	—	—	—	91	73	18
Leases	—	—	3	—	3	—	3
Total other financial assets	758	—	3	—	761	75	686
Total financial assets	854	20	5,115	375	6,364	5,509	855
Borrowings(ii)	—	—	(16,785)	—	(16,785)	(1,995)	(14,790)
Trade and other payables	(249)	—	(2,742)	(867)	(3,858)	(3,683)	(175)
Derivatives in cash flow hedge (foreign currency exchange risk)	(66)	—	—	—	(66)	(52)	(14)
Derivatives in cash flow hedge (commodity price risk)	(10)	—	—	—	(10)	(9)	(1)
Other instruments	(236)	—	—	—	(236)	(222)	(14)
Leases	—	—	(470)	—	(470)	(106)	(364)
Total other financial liabilities	(312)	—	(470)	—	(782)	(389)	(393)
Total financial liabilities	(561)	—	(19,997)	(867)	(21,425)	(6,067)	(15,358)
Total net financial assets/(liabilities)	293	20	(14,882)	(492)	(15,061)	(558)	(14,503)
2019
Other investments and loans(i)	67	19	16	2	104	—	104
Trade and other receivables	—	—	2,385	362	2,747	2,694	53
Cash and cash equivalents	—	—	932	—	932	932	—
Derivatives in fair value hedge (interest rate risk)	104	—	—	—	104	2	102
Derivatives in cash flow hedge (foreign currency debt)	283	—	—	—	283	—	283
Derivatives in cash flow hedge (foreign currency exchange risk)	1	—	—	—	1	1	—
Other instruments at fair value	143	—	—	—	143	124	19
Total other financial assets	531	—	—	—	531	127	404
Total financial assets	598	19	3,333	364	4,314	3,753	561
Borrowings(ii)	—	—	(12,555)	—	(12,555)	(1,959)	(10,596)
Trade and other payables	(227)	—	(3,251)	(946)	(4,424)	(4,202)	(222)
Derivatives in cash flow hedge (foreign currency debt)	(12)	—	—	—	(12)	—	(12)
Derivatives in cash flow hedge (foreign currency exchange risk)	(58)	—	—	—	(58)	(41)	(17)
Derivatives in cash flow hedge (commodity price risk)	(9)	—	—	—	(9)	(9)	—
Derivatives in net investment hedge	(1)	—	—	—	(1)	(1)	—
Other instruments	(223)	—	(26)	—	(249)	(239)	(10)
Finance leases(iii)	—	—	(128)	—	(128)	(43)	(85)
Total other financial liabilities	(303)	—	(154)	—	(457)	(333)	(124)
Total financial liabilities	(530)	—	(15,960)	(946)	(17,436)	(6,494)	(10,942)
Total net financial liabilities	68	19	(12,627)	(582)	(13,122)	(2,741)	(10,381)

(i)	Other investments and loans are including those in respect of associates.

(ii)	Borrowings are defined as gross borrowings excluding lease liabilities and the fair value of derivative instruments.

(iii)	In the year ended 30 June 2019 lease liabilities only include liabilities that met the criteria of 'finance leases' under IAS 17 - Leases.